Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	[1]	€ 34,941	€ 31,029
Property, plant and equipment		10,558	12,062
Current assets
Inventories		4,462	4,164
Trade and other receivables		4,939	6,695
Disposal groups held for sale	[2]	11	29
Assets held for sale		28	82
Liabilities held for sale		1	1
Non-Current Assets Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	[3]	17	53
Disposal Groups Held for Sale [member]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	[2]	1	3
Property, plant and equipment	[2]	4	13
Current assets
Inventories	[2]	6	9
Trade and other receivables	[2]		1
Other	[2]		3
Assets held for sale		28	82
Liabilities held for sale		€ 1	€ 1

[1]	Within indefinite-life intangible assets there are four existing brands that have a significant carrying value: Horlicks €2,718 million (2019: €nil), Knorr €1,744 milion (2019: €1,816 million), Carver Korea €1,468 million (2019: €1,509 million) and Hellmann’s €1,112 million (2019: €1,220 million). The Horlicks brand was acquired in 2020 and the valuation is provisional.
[2]	In 2020, disposal groups held for sale consists of assets mainly relating to manufacturing assets.
[3]	2019 includes manufacturing assets held for sale in various countries.